Accrued Expenses - Accrued Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued And Other Liabilities [Line Items]
Deferred revenue and customer deposits, net of long-term deferred revenue of $33,286 and $4,463	$ 93,144	$ 78,173
Accrued wages	47,240	54,259
Interest payable	39,868	47,724
Accrued other taxes (non-income related)	38,608	37,980
Accrued phone	36,105	27,500
Accrued employee benefit costs	11,414	12,763
Accrued lease expense	8,392	7,211
Income taxes payable	4,336	17,997
Interest rate hedge position	2,346	5,194
Other current liabilities	30,843	34,635
Total	$ 312,296	$ 323,436